Stock Options and Warrants (Details) - $ / shares							1 Months Ended
		Jun. 12, 2017	May 05, 2017	Mar. 15, 2017	Mar. 13, 2017	Feb. 01, 2017	Aug. 31, 2017	Aug. 25, 2017	Aug. 24, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 21, 2017	Jan. 31, 2017	Jan. 20, 2017	Jan. 16, 2017	Sep. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Issued	[1]	660,000	1,700,000		100,000	100,000	25,000	37,500		5,000	5,000	80,000	5,000	20,000	350,000	6,000,000	75,000	13,462,500
Fair Value Assumptions, Exercise Price		$ 2.50	$ 1.47		$ 0.15	$ 0.15	$ 3.75	$ 2.50		$ 3.50	$ 3.49	$ 0.75	$ 0.75	$ 0.15	$ 0.15	$ 0.15	$ 0.75
Fair Value Assumptions, Risk Free Interest Rate		1.64%	1.71%		1.40%	1.22%	1.44%	1.62%		1.51%	1.55%	1.44%	1.45%	1.54%	1.19%	1.54%	1.54%
Fair Value Assumptions, Expected Volatility Rate		589.85%	565.34%		144.84%	134.90%	170.57%	170.38%		170.61%	197.13%	196.06%	219.35%	233.07%	132.84%	220.00%	226.01%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		4 years	4 years		2 years	2 years	3 years	3 years		3 years	3 years	3 years	3 years	3 years	1 year 11 months 5 days	3 years	3 years
Options And Warrants Outstanding	[1]																	14,045,000
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value Assumptions, Exercise Price				$ 0.15					$ 3.00
Fair Value Assumptions, Risk Free Interest Rate				1.02%					1.63%
Fair Value Assumptions, Expected Volatility Rate				114.94%					285.16%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				1 year 4 months 24 days					4 years
Warrants Issued				500,000					82,500									582,500
Date Issued 01/20/17 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Issued	[1]															3,000,000
Fair Value Assumptions, Exercise Price																$ 0.15
Fair Value Assumptions, Risk Free Interest Rate																1.54%
Fair Value Assumptions, Expected Volatility Rate																220.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																4 years
Date Issued 05/05/17 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Issued	[1]		1,000,000
Fair Value Assumptions, Exercise Price			$ 1.47
Fair Value Assumptions, Risk Free Interest Rate			1.32%
Fair Value Assumptions, Expected Volatility Rate			202.99%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			2 years
Date Issued 07/31/17 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Issued	[1]									300,000
Fair Value Assumptions, Exercise Price										$ 3.16
Fair Value Assumptions, Risk Free Interest Rate										1.63%
Fair Value Assumptions, Expected Volatility Rate										296.38%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term										4 years

[1]	The number of outstanding options above does not include an option awarded to the Company’s President to purchase 10,000,000 shares of Class A common stock at an exercise price of $1.00 per share. The option is only exercisable under certain limited circumstances, one of which is that the market price of the Class A common stock reaches a price of $15.00 per share. Once vested, these additional options must be exercised within two years of vesting. The number of options and warrants including these 10,000,000 options totals 24,045,000.